Condensed Consolidated Statements of Shareholders' Equity (unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income/Loss [Member]	Total
Balance, beginning at Jun. 30, 2014	$ 33,667	$ 2,933	$ (25,699)	$ (83)	$ 10,818
Balance, beginning (in shares) at Jun. 30, 2014	122,884,716
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Private placement - November 2014	$ 8,846				8,846
Private placement - November 2014 (in shares)	19,245,813
Private placement - March 2015	$ 1,722				1,722
Private placement - March 2015 (in shares)	2,914,000
Exercise of warrants	$ 2,368				2,368
Exercise of warrants (in shares)	5,125,805
Exercise of options	$ 1,042				$ 1,042
Exercise of options (in shares)	6,250,000				(6,250,000)
Share issuance costs	$ (708)	187			$ (521)
Fair value of stock options exercised	680	(680)
Fair value of warrants granted to ThyssenKrupp		1,854			1,854
Fair value of warrants for financial services agreement		268			268
Fair value of warrants for sponsorship agreement		99			99
Share-based payments		2,589			2,589
Reporting currency presentation				(959)	959
Loss for the period			(23,115)		(23,115)
Balance, ending at Jun. 30, 2015	$ 47,617	7,250	(48,814)	(1,042)	5,011
Balance, ending (in shares) at Jun. 30, 2015	156,420,334
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants	$ 5,838				5,838
Exercise of warrants (in shares)	12,549,309
Exercise of options	$ 405				$ 405
Exercise of options (in shares)	1,415,000				(1,415,000)
Fair value of broker warrants granted		15			$ 15
Fair value of Lind Warrants granted		620			620
Private placement	$ 3,750				3,750
Private placement (in shares)	9,074,835
Debt conversions	$ 638				638
Debt conversions (in shares)	1,008,512
Share issuance costs	$ (151)				(151)
Fair value of stock options exercised	304	(304)
Share-based payments		1,049			1,049
Reporting currency presentation				427	(427)
Loss for the period			(11,408)		(11,408)
Balance, ending at Jun. 30, 2016	$ 58,401	8,630	(60,222)	(615)	6,194
Balance, ending (in shares) at Jun. 30, 2016	180,467,990
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants	$ 1,675				1,675
Exercise of warrants (in shares)	3,447,137
Exercise of options	$ 70				$ 70
Exercise of options (in shares)	150,000				(150,000)
Fair value of broker warrants granted		20			$ 20
Fair value of Lind Warrants granted		233			233
Private placement	$ 3,927				3,927
Private placement (in shares)	7,364,789
Debt conversions	$ 2,212				2,212
Debt conversions (in shares)	3,999,045
Share issuance costs	$ (180)				(180)
Fair value of stock options exercised	34	(34)
Share-based payments		862			862
Reporting currency presentation				140	(140)
Loss for the period			(10,931)		(10,931)
Balance, ending at Mar. 31, 2017	$ 66,139	$ 9,711	$ (71,153)	$ (475)	$ 4,222
Balance, ending (in shares) at Mar. 31, 2017	195,428,961